Stockholder's Deficit (Details)		3 Months Ended
	Sep. 25, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Mar. 31, 2026 USD ($) Vote $ / shares shares
Stockholder's Deficit
Common stock, shares authorized (in shares) | shares		1,000	1,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Common stock, shares issued (in shares) | shares		1,000	1,000
Common stock, shares outstanding (in shares) | shares		1,000	1,000
Number of votes per common share | Vote		1	1
Issuance of Founder shares to the Sponsor | $		$ 0
Subscription receivable | $		10	$ 10
Seller
Stockholder's Deficit
Number of shares issued for subscription | shares	1,000
Share price | $ / shares	$ 0.01
Issuance of Founder shares to the Sponsor | $	$ 10
Subscription receivable | $		$ 10	$ 10